Commitments and Contingencies - Future Minimum Lease Payments Under Noncancelable Operating Leases (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Leases [Abstract]
2017	$ 129,120
2018	132,015
2019	132,242
2020	57,083
2021	21,035
Thereafter	34,644
Total future minimum commitment payments	$ 506,139